Share-based Awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Options Outstanding Number of Shares
Beginning Balance (in shares)	522,823
Granted (in shares)	88,734
Vested (in shares)	(115,564)
Forfeited (in shares)	(15,459)
Ending Balance (in shares)	480,534
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 88.18
Granted (USD per share)	140.38
Vested (USD per share)	76.30
Forfeited (USD per share)	92.16
Ending balance (USD per share)	100.55
Weighted Average Fair Value
Beginning Balance (USD per share)	26.41
Granted (USD per share)	43.59	$ 35.10
Vested (USD per share)	22.69
Forfeited (USD per share)	27.51
Ending Balance (USD per share)	$ 30.44